SCHEDULE OF DETAILED SEGMENT INFORMATION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues		$ 8,387,222		$ 7,581,962		$ 22,537,544
Depreciation and amortization		2,332,186	[1]	2,058,527	[1]	3,271,051
Loss from operations		(26,126,476)		(23,262,199)		(22,734,571)
Net Profit/(Loss)		(55,989,497)		(23,845,298)		(4,663,907)
Interest Expense, net		3,391,477		1,133,112		3,694,048
Capital Expenditures
Property and equipment, net		12,946,708		301,531		456,751
Operating right of use assets		2,315,726
Total Assets		136,936,041		101,055,351		43,213,773
Total Assets		136,936,041
Total Liabilities		40,318,404		21,644,921		23,498,780
Revenues				7,912,718		23,062,754
Net Profit/(Loss)				(24,939,822)		(5,711,221)
Depreciation and amortization						3,266,289
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues
Depreciation and amortization	[1]
Loss from operations				(1,888,238)		(2,067,558)
Net Profit/(Loss)
Interest Expense, net
Capital Expenditures
Property and equipment, net				219,370		226,623
Operating right of use assets
Total Assets				576,084		1,303,425
Total Liabilities				888,945		2,386,343
Revenues				330,756		525,210
Net Profit/(Loss)				(1,094,524)		(1,047,315)
Depreciation and amortization						(4,761)
Central [member]
IfrsStatementLineItems [Line Items]
Revenues
Depreciation and amortization	[1]	5,937		5,812
Loss from operations		(21,100,361)		(14,747,828)		(10,471,950)
Net Profit/(Loss)		(35,056,654)
Interest Expense, net		3,374,608		1,069,472		2,870,200
Capital Expenditures
Property and equipment, net		11,892		13,472		10,076
Operating right of use assets
Total Assets		76,358,374		69,941,956		4,055,247
Total Liabilities		14,204,290		8,029,948		5,232,994
Revenues
Net Profit/(Loss)				(13,057,563)		(12,252,348)
Depreciation and amortization						10,611
Academy [member]
IfrsStatementLineItems [Line Items]
Revenues		4,730,182		5,381,488
Depreciation and amortization	[1]	2,093,137		2,042,750
Loss from operations		(5,592,854)		(5,525,688)		(6,185,860)
Net Profit/(Loss)		(20,240,059)
Interest Expense, net		48,731		41,513		63,890
Capital Expenditures
Property and equipment, net		30,035		29,212		30,509
Operating right of use assets		133,640
Total Assets		10,004,038		25,778,354		32,185,573
Total Liabilities		11,232,770		9,683,103		11,735,374
Revenues				5,381,488		8,373,848
Net Profit/(Loss)				(8,529,197)		11,081,038
Depreciation and amortization						2,179,231
School [member]
IfrsStatementLineItems [Line Items]
Revenues		1,459,332		2,200,474
Depreciation and amortization	[1]	87,035		9,965
Loss from operations		(600,531)		(1,100,445)		(4,215,096)
Net Profit/(Loss)		(1,840,634)
Interest Expense, net		(51,285)		22,127		720,593
Capital Expenditures
Property and equipment, net		4,077,658		39,477		189,543
Operating right of use assets		1,298,711
Total Assets		14,908,235		4,758,957		5,669,528
Total Liabilities		10,957,615		3,042,925		4,144,069
Revenues				2,200,474		9,712,312
Net Profit/(Loss)				(2,258,538)		(3,727,459)
Depreciation and amortization						744,290
Resorts [member]
IfrsStatementLineItems [Line Items]
Revenues		2,197,708
Depreciation and amortization	[1]	146,077
Loss from operations		1,167,270				205,893
Net Profit/(Loss)		1,147,850
Interest Expense, net		19,423				39,365
Capital Expenditures
Property and equipment, net		8,827,123
Operating right of use assets		883,375
Total Assets		35,665,394
Total Liabilities		$ 3,923,729
Revenues						4,451,384
Net Profit/(Loss)						234,862
Depreciation and amortization						$ 336,918

[1]	Consists of US$591,462 (2024: US$589,415) of depreciation and amortization which is included in cost of revenue and US$1,740,724 (2024: US$1,469,112) which is included in operating expenses in the accompanying statements of operations.